BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated December 12, 2019

to the Prospectus dated October 28, 2019

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.        Effective December 31, 2019, the first paragraph of the sub-section “How to Buy Shares” under the section entitled “Shareholder Information” is replaced with the following:

Fund shares are currently available exclusively to investors participating in Advisory Solutions, an investment advisory program or asset-based fee program sponsored by Edward Jones. Orders to purchase shares must be placed directly with Edward Jones, which is registered with the SEC as a broker-dealer and investment adviser, or your local Edward Jones financial advisor. Payment for shares must be received by the transfer agent within three business days after the order is placed in good order. Each Fund reserves the right to reject purchase orders or to stop offering shares without notice. Current and former Trustees of the Trust may purchase shares directly. There are no minimum initial or subsequent investment amount requirements for the Funds. The Funds do not issue share certificates.

B.        Effective December 31, 2019, the portfolio management team of the portion of the Bridge Builder Large Cap Growth Fund’s assets allocated to Sustainable Growth Advisers, LP (“SGA”) will change as follows:

1.	George P. Fraise will no longer serve as a member of the portfolio management team.

2.	Kishore Rao will be added as a member of the portfolio management team.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “SGA” under the sub-section entitled “Summary Section – Bridge Builder Large Cap Growth Fund – Sub-advisers and Portfolio Managers” is replaced with the following:

SGA

Portfolio Managers	Position with SGA	Length of Service to the Fund
George P. Fraise*	Portfolio Manager/Analyst	Since Inception
Gordon M. Marchand, CFA	Portfolio Manager/Analyst	Since Inception
Robert L. Rohn	Portfolio Manager/Analyst	Since Inception
Kishore Rao	Portfolio Manager/Analyst	From December 2019**

*Until December 31, 2019.

**Effective December 31, 2019.

2.

The sub-section entitled “Portfolio Managers” under the section entitled “Management of the Funds – Sub-advisers and Portfolio Managers – Large Cap Growth Fund – SGA” is deleted and replaced with the following:

Portfolio Managers:

George P. Fraise, Gordon M. Marchand, CFA, CPA and CIC, and Robert L. Rohn have been portfolio managers of the Large Cap Growth Fund since its inception. Mr. Fraise will continue to serve as a portfolio manager of the Large Cap Growth Fund until December 31, 2019.

Kishore Rao will begin serving as a portfolio manager of the Large Cap Growth Fund on December 31, 2019.

Mr. Fraise is a principal and portfolio manager of SGA. He is also a member of the Investment Committee and co-founder of the firm. Prior to founding SGA in 2003, Mr. Fraise was executive vice president and portfolio manager and a member of the Investment Policy Committee of Yeager, Wood and Marshall, Inc. Previously, Mr. Fraise was a portfolio manager for Scudder Kemper Investments. Mr. Fraise also held senior analyst positions with Smith Barney and Chancellor Capital Management.

Mr. Marchand is a principal and portfolio manager of SGA. He is also a member of the Investment Committee and co-founder of the firm. Prior to founding SGA in 2003, Mr. Marchand was an officer, director, and a member of the Investment Policy Committee of Yeager, Wood and Marshall, Inc. Mr. Marchand joined Yeager, Wood & Marshall in 1984. Earlier in his career, Mr. Marchand was a manager with the management consulting service group at PricewaterhouseCoopers and a CPA with Grant Thornton International.

Mr. Rohn is a principal and portfolio manager of SGA. He is also a member of the Investment Committee and co-founder of the firm. Prior to founding SGA in 2003,

Mr. Rohn managed over $1 billion of large capitalization, high-quality growth stock portfolios at W.P. Stewart & Co. During his 12-year tenure with W.P. Stewart, he was an analyst and portfolio manager, held the positions of chairman of the board and chief executive officer of W.P. Stewart Inc., the company’s core U.S. investment business, and served as chairman of the firm’s management committee. From 1988 through 1991, Mr. Rohn was with Yeager, Wood & Marshall, where he served as vice president and a member of the Investment Policy Committee, with responsibilities in equity analysis and portfolio management. He began his career in 1983 at Morgan Guarantee Trust Company, where he was an officer of the bank in Corporate Finance.

Mr. Rao is a principal and portfolio manager of SGA. He is also a member of the Investment Committee. Prior to joining SGA in 2004, Mr. Rao was a member of the investment team at Trident Capital, a venture capital firm managing a portfolio of software, technology, and business service companies. He had been Founder and General Manager of the Street Events division of CCBN, which was a Trident Capital portfolio company before it was sold to Thomson Reuters. Previously, Mr. Rao was an investment analyst at Tiger Management following healthcare services and software companies and an analyst at Wellington Management following semiconductor equipment.

C.        Effective December 31, 2019, the portfolio management team of the portion of the Bridge Builder Small/Mid Cap Value Fund’s assets allocated to Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”) will change as follows:

1.	Richard Offen will be added as a member of the portfolio management team.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “MFS” under the sub-section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund – Sub-advisers and Portfolio Managers” is replaced with the following:

MFS

Portfolio Managers	Position with MFS	Length of Service to the Fund
Kevin Schmitz	Investment Officer and Portfolio Manager	Since January 2019
Richard Offen	Investment Officer and Portfolio Manager	From December 2019*

*Effective December 31, 2019.

2.

The sub-section entitled “Portfolio Manager” under the section entitled “Management of the Funds – Sub-advisers and Portfolio Managers – Small/Mid Cap Value Fund – MFS” is deleted and replaced with the following:

Portfolio Managers:

Kevin Schmitz has been a portfolio manager of the Small/Mid Cap Value Fund since January 2019. Mr. Schmitz serves as Investment Officer and Portfolio Manager of MFS, and has been employed in the investment area of MFS since 2002.

Richard Offen will begin serving as a portfolio manager of the Small/Mid Cap Value Fund on December 31, 2019. Mr. Offen serves as Investment Officer and Portfolio Manager of MFS, and has been employed in the investment area of MFS since 2011.

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BRIDGE BUILDER TRUST

Supplement dated December 12, 2019

to the Statement of Additional Information (the “SAI”)

dated October 28, 2019

Bridge Builder Core Bond Fund

Ticker: BBTBX

Bridge Builder Core Plus Bond Fund

Ticker: BBCPX

Bridge Builder Municipal Bond Fund

Ticker: BBMUX

Bridge Builder Large Cap Growth Fund

Ticker: BBGLX

Bridge Builder Large Cap Value Fund

Ticker: BBVLX

Bridge Builder Small/Mid Cap Growth Fund

Ticker: BBGSX

Bridge Builder Small/Mid Cap Value Fund

Ticker: BBVSX

Bridge Builder International Equity Fund

Ticker: BBIEX

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.        At a meeting of the Board of Trustees of the Trust on November 13-14, 2019, the Board took the following actions with respect to Trustees and Executive Officers of the Trust:

1.	Accepted the retirement of William H. Broderick III as a Trustee of the Trust effective December 31, 2019;

2.	Appointed Merry L. Mosbacher as a Trustee of the Trust effective January 1, 2020;

3.	Appointed William E. Fiala as Chair of the Board of Trustees effective January 1, 2020;

4.	Accepted the resignation of Alan J. Herzog as Chief Compliance Officer and a Vice President of the Trust effective December 31, 2019; and

5.	Appointed Paul W. Felsch as the Chief Compliance Officer and a Vice President of the Trust effective January 1, 2020.

Accordingly, effective January 1, 2020, the SAI is hereby supplemented and revised as follows:

1.	All references to Mr. Broderick in the SAI are hereby deleted.

2.	The following replaces the information in the table under the caption entitled “Trustees and Executive Officers” in the SAI:

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Jean E. Carter (Born: 1957) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005).	9	Trustee, Brandes U.S. registered mutual funds (ten funds) (through December 31, 2018).
Janice L. Innis- Thompson (Born: 1966) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016).	9	None.
Michelle M. Keeley (Born: 1964) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	9	Independent Director, Federal Home Loan Bank of Des Moines.
William N. Scheffel (Born: 1953) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (healthcare services) (2003-2016).	9	None.

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
John M. Tesoro (Born: 1952) 12555 Manchester Road St. Louis, MO 63131	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	9	Director, Teton Advisors, Inc. (registered investment adviser). Independent Trustee, BBH Trust (seven U.S. mutual funds).
Interested Trustees of the Trust(2)
William E. Fiala (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Chair and Trustee	Indefinite Term; Since Inception	Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994-Present).	9	None.
Merry L. Mosbacher (Born: 1958) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985).	9	None.

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Officers of the Trust
Julius A. Drelick III (Born: 1966) 12555 Manchester Road St. Louis, Mo 63131	President	Indefinite Term; Since August 2019	Director of Fund Administration and Strategic Projects, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer, Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013).	N/A	N/A
Aaron J. Masek (Born: 1974) 12555 Manchester Road St. Louis, MO 63131	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Paul W. Felsch (Born: 1982) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2020	Senior Compliance Counsel, Edward Jones (since December 2016); Associate Compliance Counsel, Edward Jones (December 2013-November 2016).	N/A	N/A

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Helge K. Lee (Born: 1946) 12555 Manchester Road St. Louis, MO 63131	Secretary	Indefinite Term; Since July 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014).	N/A	N/A
Evan S. Posner (Born: 1979) 12555 Manchester Road St. Louis, MO 63131	Assistant Secretary	Indefinite Term; Since February 2019	Associate General Counsel at Edward Jones (since 2018); Previously, Vice President, Counsel at Voya Investment Management (2012 – 2018)	N/A	N/A
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)

Mr. Fiala and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” is comprised of each series offered by the Trust, one of which is offered in a separate SAI, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

3.

The following is added to the section of the SAI under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Additional Information Concerning the Board of Trustees - Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills.”

Ms. Mosbacher has significant financial services and mutual fund experience as a Principal of Edward Jones for over 33 years. She has served as a Principal in the following areas at Edward Jones: Branch Team Inclusion & Diversity; Packaged Products Strategy; Insurance & Annuity Products; and Investment Banking. She also has experience as a director on several non-profit boards and the Insured Retirement Institute.

4.

The following replaces the information regarding Mr. Fiala in the section of the SAI under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Additional Information Concerning the Board of Trustees - Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills.”

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones. He currently leads both Products and Advice and Guidance within the firm’s Client Strategies Group. He has also served as Director of Portfolio Solutions and Director of Research. Mr. Fiala served as Co-Chair of Edward Jones’ Investment Policy Committee for eight years and holds a CFA designation.

5.	The following replaces the information in the table under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Trustee Ownership of Portfolio Shares” in the SAI.

The following table provides information, as of December 31, 2018, regarding the dollar range of beneficial ownership by each Trustee in each series of the Trust. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund	Aggregate Ownership in the Family of Investment Companies (1)
Jean E. Carter	None	None	None	None	None	None	$50,001- $100,000	$50,001- $100,000	Over $100,000
Janice L. Innis- Thompson	None	$10,001- $50,000	None	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	$0- $10,000	Over $100,000
Michelle M. Keeley	None	None	None	$10,001- $50,000	$10,001- $50,000	None	$50,001- $100,000	None	Over $100,000
William N. Scheffel	$10,001- $50,000	None	None	$50,001- $100,000	$50,001- $100,000	$50,001- $100,000	$50,001- $100,000	None	Over $100,000
John M. Tesoro	$50,001- $100,000	None	None	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	Over $100,000
William E. Fiala	Over $100,000	None	None	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000	Over $100,000
Merry L. Mosbacher	$50,001- $100,000	None	Over $100,000	$10,001- $50,000	$50,001- $100,000	$10,001- $50,000	$10,001- $50,000	None	Over $100,000

(1)	The family of investment companies includes all series of the Bridge Builder Trust, one of which is offered by a separate SAI.

6.	The following replaces the information contained in the table under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Compensation” in the SAI.

Name of Person/Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Jean E. Carter, Independent Trustee	$191,000	N/A	N/A	$191,000
Janice L. Innis-Thompson, Independent Trustee	$196,000	N/A	N/A	$196,000
Michelle M. Keeley, Independent Trustee	$186,000	N/A	N/A	$186,000
William N. Scheffel, Independent Trustee	$191,000	N/A	N/A	$191,000
John M. Tesoro, Independent Trustee	$196,000	N/A	N/A	$196,000
William E. Fiala, Interested Trustee(1)	None	N/A	N/A	None
Merry L. Mosbacher, Interested Trustee(1)	None	N/A	N/A	None

(1)	The Interested Trustees do not receive compensation from the Trust for their service as Trustees.
(2)

The “Fund Complex” is comprised of each series offered by the Trust, one of which is offered in a separate SAI, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

B.        Effective December 31, 2019, the portfolio management team of the portion of the Bridge Builder Large Cap Growth Fund’s assets allocated to Sustainable Growth Advisers, LP (“SGA”) will change as follows:

1.	George P. Fraise will no longer serve as a member of the portfolio management team.

2.	Kishore Rao will be added as a member of the portfolio management team.

Accordingly, effective December 31, 2019, the SAI is hereby supplemented and revised as follows:

1.	All references to Mr. Fraise in the SAI are hereby deleted.

2.

The sub-section “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Large Cap Growth Fund – Sustainable Growth Advisers, LP (“SGA”)” is replaced with the following:

The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Large Cap Growth Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Information is shown as of June 30, 2019, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Gordon M. Marchand	7	$2.7 billion	18	$3.5 billion	66	$4.5 billion
Robert L. Rohn	7	$2.5 billion	17	$3.4 billion	66	$4.5 billion
Kishore Rao[1]	1	$4.5 million	0	$0	2	$0.9 million
Accounts Subject to Performance Fees
Gordon M. Marchand	0	$0	0	$0	1	$66 million
Robert L. Rohn	0	$0	0	$0	1	$66 million
Kishore Rao[1]	0	$0	0	$0	0	$0

1Information is provided as of October 31, 2019.

As of June 30, 2019, Gordon M. Marchand and Robert L. Rohn did not beneficially own any shares of the Fund.

As of October 31, 2019, Kishore Rao did not beneficially own any shares of the Fund.

C.        Effective December 31, 2019, the portfolio management team of the portion of the Bridge Builder Small/Mid Cap Value Fund’s assets allocated to Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”) will change as follows:

1.	Richard Offen will be added as a member of the portfolio management team.

Accordingly, effective December 31, 2019, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Manager” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Value Fund – Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”) “ is replaced with the following:

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Small/Mid Cap Value

Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Information is shown as of June 30, 2019, unless otherwise noted. Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Kevin Schmitz	6	$10.6 billion	0	$0	3	$69.7 million
Richard Offen[1]	0	$0	0	$0	0	$0

1 Information is provided as of October 31, 2019.

As of June 30, 2019, Kevin Schmitz did not beneficially own any shares of the Fund.

As of October 31, 2019, Richard Offen did not beneficially own any shares of the Fund.

2.

The fourth paragraph of the sub-section entitled “Performance Bonus” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Value Fund – Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”) “ is replaced with the following:

“As of December 31, 2018, the Russell 2000® Value Index and Lipper Small-Cap Value Funds were the benchmarks used to measure the performance of each of Messrs. Schmitz and Offen for the portion of the Small/Mid Cap Value Fund allocated to MFS.”

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